Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class K | BlackRock Diversified Fixed Income Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	7.45%	1.82%